SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Finished goods	$ 64,709	$ 94,331	$ 0
Raw materials	69,707	3,274	0
Total	$ 134,416	$ 97,605	$ 0